DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ 3,043,000
Interest expense	750,000
Original issue discount	760,000
Accumulated deficit	52,400,000
Working capital deficit	$ 13,300,000	$ 11,158,772